DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
DISCONTINUED OPERATIONS
Schedule of single amounts presented on the statement of operations, comprehensive income (loss) and cash flow information

	Year ended December 31,
	2025	2024
Revenue	$237.0	$1,723.2
Expenses	202.0	1,544.1
Income before income taxes	35.0	179.1
Income tax expense	3.0	19.3
Net income	32.0	159.8
Gain on disposal	4,358.7	—
Income tax on gain on disposal	818.4	—
Net income from discontinued operations	3,572.3	159.8
Reclassification to net income of foreign currency translation adjustment on divestiture	(176.5)	—
Total comprehensive income from discontinued operations	$3,395.8	$159.8

	Year ended December 31,
	2025	2024
Operating cash flows from discontinued operations	$39.7	$471.1
Investing cash flows used in discontinued operations	(18.0)	(143.3)
Financing cash flows used in discontinued operations	(10.3)	(343.1)
Changes due to foreign exchange revaluation of cash	0.2	(0.6)
Increase (decrease) in cash from discontinued operations	$11.6	$(15.9)